Subsequent Events, Conversion of Series B Preferred Shares to Series C Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 15, 2023	Feb. 13, 2023	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2021
Series B Preferred Shares [Member]
Conversion of Series B Preferred Shares to Series C Preferred Shares [Abstract]
Conversion price per share (in dollars per share)					$ 7.5
Series C Preferred Stock [Member]
Conversion of Series B Preferred Shares to Series C Preferred Shares [Abstract]
Conversion price per share (in dollars per share)			$ 0.5	$ 3.51
Number of Series C Preferred Shares that will be issued upon conversion of Series B Preferred Shares (in shares)					2
Subsequent Event [Member]
Conversion of Series B Preferred Shares to Series C Preferred Shares [Abstract]
Gross proceeds from conversion of Series B to Series C Preferred Shares	$ 642
Subsequent Event [Member] | Series B Preferred Shares [Member]
Conversion of Series B Preferred Shares to Series C Preferred Shares [Abstract]
Number of Series B Preferred Shares that can be converted into Series C Preferred Shares (in shares)		1
Conversion price per share (in dollars per share)		$ 7.5
Series B Preferred Shares converted into Series C Preferred Shares (in shares)	85,535
Subsequent Event [Member] | Series C Preferred Stock [Member]
Conversion of Series B Preferred Shares to Series C Preferred Shares [Abstract]
Number of Series C Preferred Shares that will be issued upon conversion of Series B Preferred Shares (in shares)		2
Series C Preferred Shares issued upon conversion of Series B Preferred Shares (in shares)	171,070